Investments - Schedule of Investments (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments.
Consideration paid for equity investments without readily determinable fair values	¥ 0	¥ 68,332
Reclassified from equity investments without readily determinable fair values to available-for-sale debt investments		68,000
Impairment charges for equity investments without readily determinable fair value	166,127	210,813	¥ 55,201
Consideration paid for equity method investments	0	80,247
Impairment losses	145,458	35,811	¥ 0
Credit impairment related to available-for-sale debt investments	66,339	14,987
Due to investments amortized cost basis exceeded fair value	65,260
Credit loss related to available-for-sale debt investments	1,079
Non-credit losses	(79,119)	(20,824)
Debt investments	¥ 283,054	¥ 428,512